UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2014 (Unaudited)

DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.0%
Alabama 0.8%
Alabama, State Public School & College Authority, Capital Improvement, 5.0%, 12/1/2023	35,000,000	39,810,400
Alaska 0.2%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	11,865,260
Arizona 1.6%
Arizona, Salt River Pima-Maricopa Indian Community, 0.04% **, 10/1/2025, LOC: Bank of America NA	3,350,000	3,350,000
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citibank NA	1,600,000	1,696,336
5.0%, 12/1/2037, GTY: Citibank NA	8,405,000	8,837,185
Arizona, State Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	12,777,240
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	6,250,000	7,277,814
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	23,491,046
Series A, 5.25%, 7/1/2033	20,885,000	22,303,301

		79,732,922
Arkansas 0.1%
North Little Rock, AR, Electric Revenue, Series A, ETM, 6.5%, 7/1/2015, INS: NATL	5,730,000	6,005,498
California 15.0%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	445,000	513,089
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	250,000	298,140
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.5%, 4/1/2043	13,000,000	14,000,740
Series F-1, 5.625%, 4/1/2044	11,500,000	12,510,045
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,542,087
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	10,275,000	10,277,261
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,582,500
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	11,174,300
Series A, 6.0%, 7/1/2039	7,500,000	8,246,700
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, Prerefunded, 6.25%, 2/1/2039	7,800,000	8,240,466
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	20,183,638
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	37,937,200
5.0%, 9/1/2032	10,000,000	10,600,400
5.0%, 2/1/2033	8,000,000	8,631,520
5.25%, 4/1/2035	15,340,000	17,131,098
6.0%, 4/1/2038	22,915,000	26,684,747
6.25%, 11/1/2034	20,655,000	24,758,735
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	28,212,250
5.0%, 12/1/2031, INS: NATL	1,045,000	1,055,189
5.25%, 9/1/2026	18,765,000	22,074,020
5.25%, 9/1/2030	5,000,000	5,666,850
5.25%, 10/1/2032	25,000,000	27,973,250
6.0%, 11/1/2039	50,000,000	59,102,000
6.5%, 4/1/2033	58,440,000	71,473,873
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	11,687,800
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,347,700
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, Prerefunded, 5.5%, 6/1/2021	5,275,000	5,348,112
Series A, Prerefunded, 5.5%, 6/1/2022	1,400,000	1,419,404
California, State Revenue Lease, Public Works Board, Department of Corrections, Series C, 5.0%, 6/1/2025	2,500,000	2,507,775
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	11,207,500
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,483,608
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	14,375,704
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	9,981,900
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,915,600
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	21,204,405
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	12,000,000	13,451,400
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,527,850
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	26,397,250
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014, INS: NATL	4,235,000	4,227,208
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014, INS: AMBAC	2,000,000	2,051,800
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	16,988,000
Series B, 5.25%, 7/1/2039	12,000,000	12,741,000
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015, INS: NATL	1,000,000	992,200
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	11,850,220
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	9,132,783
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2034	7,000,000	7,290,780
Series B, AMT, 5.0%, 7/1/2043	12,500,000	12,765,875
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,655,750
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	6,608,496
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014, INS: NATL	1,000,000	999,030
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026, INS: NATL	8,565,000	9,333,623
Series F, 5.0%, 5/1/2035	27,500,000	28,752,625
Series E, 6.0%, 5/1/2039	35,000,000	40,631,500
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,798,484
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,391,700

		764,937,180
Colorado 5.5%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	4,752,000
Series A-1, 5.5%, 9/1/2024, INS: NATL	4,000,000	4,221,200
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	14,017,800
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	37,636,800
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,311,856
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	18,013,775
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014, INS: NATL	6,380,000	6,348,611
Series B, Zero Coupon, 9/1/2015, INS: NATL	17,120,000	16,708,264
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	7,374,560
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	18,215,132
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	30,999,815
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	5,636,330
Series A, 5.75%, 9/1/2014, INS: NATL	14,700,000	15,061,326
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	16,610,700
Series A, AMT, 5.5%, 11/15/2029	14,705,000	16,172,853
Series A, AMT, 5.5%, 11/15/2030	15,080,000	16,484,702
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,432,150
University of Colorado, Enterprise Revenue, 5.25%, 6/1/2036	11,500,000	12,721,300
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	26,579,619

		282,298,793
Connecticut 1.1%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	14,382,030
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	20,293,200
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	18,774,180

		53,449,410
District of Columbia 0.8%
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	29,892,251
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,247,100
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	6,157,900

		41,297,251
Florida 6.2%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	40,586,910
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,135,280
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,384,250
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	1,250,000	1,433,050
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,820,760
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	1,000,000	1,190,150
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,851,815
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,055,330
Series A, 5.0%, 10/1/2040	1,000,000	1,044,150
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,330,398
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,355,000	7,697,081
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,636,547
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	15,609,600
Series A, 5.5%, 10/1/2041	30,000,000	32,241,300
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	22,682,000
Series A-1, 5.375%, 10/1/2035	1,000,000	1,066,710
Series A-1, 5.375%, 10/1/2041	19,290,000	20,315,842
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	6,944,349
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	17,449,740
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	18,965,188
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	10,491,700
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	1,100,000	1,176,483
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	76,803
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	7,122,570
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	594,270
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	7,212,900
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	2,830,000	3,105,048
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	16,824,522
Series A, 5.0%, 7/1/2040	11,895,000	12,268,979
Palm Beach County, FL, Airport Systems Revenue, 5.75%, 10/1/2014, INS: NATL	755,000	779,024
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015, INS: NATL	110,000	118,976
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,791,984
5.25%, 9/1/2035, INS: AGC	3,000,000	3,322,440
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	12,500,000	14,338,375
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,130,193
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,321,717
Tampa, FL, Utility Tax Revenue:
Zero Coupon, 10/1/2014, INS: AMBAC	375,000	374,149
ETM, Zero Coupon, 10/1/2014, INS: AMBAC	2,790,000	2,787,043
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	24,430,000	25,695,474

		316,973,100
Georgia 5.1%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,587,572
Series B, 5.0%, 1/1/2037	720,000	759,334
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,272,500
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: NATL	13,000,000	15,750,800
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	5,745,850
Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	42,256,000
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,951,900
Series B, 5.5%, 1/1/2033	4,000,000	4,241,440
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,398,000
Series A, 5.25%, 10/1/2033	3,635,000	3,983,415
Series A, 5.25%, 10/1/2036	11,115,000	12,096,232
Series A, 5.25%, 10/1/2041	13,000,000	14,050,010
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	8,424,785
Series A, 5.5%, 2/15/2045	20,000,000	20,572,000
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	17,440,000	19,630,813
Series B, 5.0%, 3/15/2019, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,638,750
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	2,700,000	3,048,327
Series B, 5.0%, 3/15/2020, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,603,500
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	19,643,792
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,696,650
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	4,635,000	5,287,098
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,545,900
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,518,150
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	20,486,785
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	6,065,000	6,698,004
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,030,436

		257,918,043
Guam 0.0%
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,348,126
Hawaii 0.7%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	17,459,904
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	6,554,820
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	10,285,000	11,311,649

		35,326,373
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,155,836
Illinois 8.4%
Chicago, IL, Airport Revenue, O'Hare International Airport, Third Lien:
Series A, 5.75%, 1/1/2039	13,650,000	14,598,675
Series B, 6.0%, 1/1/2041	25,000,000	27,720,750
Chicago, IL, Core City General Obligation, Zero Coupon, 1/1/2017, INS: NATL	20,000,000	18,868,400
Chicago, IL, General Obligation:
Series B, 5.125%, 1/1/2015, INS: AMBAC	1,010,000	1,042,169
Series A, 5.25%, 1/1/2035	10,125,000	10,360,710
Chicago, IL, O'Hare International Airport Revenue, Series C, 6.5%, 1/1/2041	26,700,000	30,702,063
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016, INS: NATL	11,025,000	11,959,479
Series A, 6.0%, 1/1/2020, INS: NATL	46,340,000	51,694,587
Series A, 6.25%, 1/1/2015, INS: NATL	7,845,000	8,101,845
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,746,067
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	11,170,700
Cook County, IL, County General Obligation, 6.5%, 11/15/2014, INS: NATL	18,560,000	19,363,834
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,344,836
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	5,738,205
Series A, 5.5%, 4/1/2044	5,500,000	6,069,470
Series D, 6.5%, 11/1/2038	4,085,000	4,664,171
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	8,000,000	8,305,200
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,683,825
5.5%, 4/1/2039	4,800,000	5,004,960
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	23,826,376
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015, INS: NATL	3,300,000	3,276,372
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority, Series A, 6.25%, 1/1/2015, INS: AMBAC	2,600,000	2,696,694
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion:
Series A, Zero Coupon, 6/15/2016, INS: FGIC, NATL	7,035,000	6,835,065
Series A, ETM, Zero Coupon, 6/15/2016, INS: FGIC, NATL	2,965,000	2,929,983
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023, INS: NATL	3,500,000	3,838,310
Series A, 5.25%, 2/1/2024, INS: NATL	2,500,000	2,732,675
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	19,822,732
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,628,340
Series A, 6.7%, 11/1/2021, INS: NATL	21,890,000	25,743,953
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	5,745,000	6,456,748
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	6,023,437
Illinois, State Educational Facilities Authority, State Xavier University Project, Series A, 144A, 0.06% **, 10/1/2032, LOC: LaSalle Bank NA	3,160,000	3,160,000
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,577,910
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	13,420,468
Illinois, State General Obligation, 5.5%, 7/1/2038	3,205,000	3,410,569
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,268,767
Lake County, IL, Higher Education Revenue, District No. 117, Series B, Zero Coupon, 12/1/2014, INS: NATL	5,985,000	5,954,477
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,384,100
University of Illinois, Health Services Facilities Systems, Series B, 0.04% **, 10/1/2026, LOC: JPMorgan Chase Bank NA	4,700,000	4,700,000
Will County, IL, County General Obligation, Series B, Zero Coupon, 12/1/2014, INS: NATL	10,255,000	10,225,466
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015, INS: AGMC	8,000,000	7,954,800

		428,007,188
Indiana 1.2%
Indiana, Electric Revenue, Municipal Power Agency, Series B, 5.5%, 1/1/2016, INS: NATL	6,165,000	6,460,612
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	5,806,817
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2014, INS: NATL	1,720,000	1,752,381
ETM, 6.0%, 7/1/2015, INS: NATL	1,825,000	1,958,194
6.0%, 7/1/2016, INS: NATL	465,000	508,901
ETM, 6.0%, 7/1/2016, INS: NATL	1,470,000	1,662,967
6.0%, 7/1/2017, INS: NATL	490,000	548,981
ETM, 6.0%, 7/1/2017, INS: NATL	1,560,000	1,843,686
6.0%, 7/1/2018, INS: NATL	520,000	591,438
ETM, 6.0%, 7/1/2018, INS: NATL	1,655,000	2,015,558
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	17,554,860
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,602,800
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	1,350,000	1,410,466
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,951,400

		61,669,061
Kansas 0.5%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,178,670
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	13,851,370
Series A, 5.0%, 11/15/2034	4,965,000	5,247,062
Wichita, KS, Airport Authority Facilities Revenue, FlightSafety International, Inc., Series A, AMT, 0.04% **, 11/1/2031, GTY: Berkshire Hathaway, Inc.	2,660,000	2,660,000
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, Prerefunded, 5.0%, 11/15/2034	3,590,000	4,319,703

		27,256,805
Kentucky 1.0%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	11,700,150
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,601,925
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	15,166,350
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives, Series A, 5.0%, 12/1/2035	20,770,000	21,348,444

		52,816,869
Louisiana 0.6%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	10,796,900
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,149,750
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	12,056,160

		28,002,810
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,078,074
Maryland 0.5%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2038	11,000,000	11,985,270
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016	860,000	429,785
Series A, 5.0%, 12/1/2031	20,000,000	9,995,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	4,019,344

		26,429,399
Massachusetts 3.8%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	3,610,000	3,746,386
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	1,970,000	1,992,537
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,210,000	4,209,874
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	27,680,000	27,644,293
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	4,874,535
Series B, 5.0%, 5/1/2043	4,125,000	4,429,342
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	30,648,096
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	1,475
Series A-2, 5.5%, 11/15/2046	63,235	45,372
Series A-1, 6.25%, 11/15/2031	1,182,967	1,024,603
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	14,546,628
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	11,346,120
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	15,078,389
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2015, INS: AMBAC	3,000,000	3,000,150
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	3,000,000	3,001,950
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	12,000,000	13,399,440

Massachusetts, State Water Resource Authority:
Series B, 5.0%, 8/1/2041	5,500,000	5,921,520
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	7,047,524
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018, INS: NATL	10,000,000	9,528,900
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC	14,315,000	17,658,984
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (a)	11,895,000	13,661,526

		192,807,644
Michigan 1.9%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014, INS: FGIC	1,000,000	1,008,250
Detroit, MI, Sewer Disposal Revenue, Series B, 7.5%, 7/1/2033, INS: AGMC	10,000,000	10,699,300
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015, INS: NATL	8,710,000	8,104,829
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	11,410,000	11,425,860
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	10,424,583
Series I, 6.0%, 10/15/2038	9,000,000	10,169,730
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,387,850
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,287,480
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	11,556,600
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	7,200,000	8,789,040
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	9,508,680

		94,362,202
Minnesota 0.4%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,517,798
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,802,367
Series A, ETM, 5.75%, 7/1/2018 (a)	6,760,000	8,154,453

		19,474,618
Mississippi 0.6%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	15,253,720
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,192,600
Series A, 6.5%, 9/1/2032	7,420,000	8,175,059

		28,621,379
Missouri 1.0%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,282,698
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	11,592,756
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	8,190,560
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	18,580,000	18,965,721
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	6,486,058
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015, INS: AMBAC	4,200,000	4,059,216

		51,577,009
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,106,200
Series A, 5.5%, 2/1/2035	1,000,000	1,106,200
Series A, 5.5%, 2/1/2039	1,000,000	1,106,200

		3,318,600
Nevada 0.5%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,270,200
Las Vegas Monorail Co., Series A, 5.5%, 7/15/2019 (PIK)*	90,935	0
Las Vegas Monorail Co., Series B, Step-up Coupon, 3.0% to 12/31/2015, 5.5% to 7/15/2055 (PIK)*	25,545	0
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	17,720,000	18,935,415

		24,205,615
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,116,100
New Jersey 3.6%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
Prerefunded, 5.5%, 6/15/2031	3,000,000	3,048,210
Prerefunded, 5.75%, 6/15/2034	2,455,000	2,496,269
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,245,029
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	8,971,041
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, Prerefunded, 5.8%, 11/1/2023, INS: AGMC	5,000,000	5,465,450
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	998,120
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	1,050,000	1,110,155
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,112,480
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	13,428,910
New Jersey, State Transportation Trust Fund Authority Program, Series AA, 5.25%, 6/15/2033	5,000,000	5,487,100
New Jersey, State Transportation Trust Fund Authority, Transportation Program:
Series AA, 5.0%, 6/15/2032	12,925,000	13,815,145
Series AA, 5.5%, 6/15/2039	5,770,000	6,386,524
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.25%, 6/15/2036	15,940,000	17,059,147
Series B, 5.5%, 6/15/2031	17,300,000	19,409,735
Series A, 6.0%, 6/15/2035	6,000,000	7,034,580
Series A, 6.0%, 12/15/2038	11,075,000	12,638,679
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	7,314,827
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	6,025,000	6,420,541
Series A, 5.0%, 1/1/2038	32,530,000	34,519,860
Series E, 5.25%, 1/1/2040	5,250,000	5,627,633
Series C, 6.5%, 1/1/2016, INS: AMBAC	785,000	870,926
Series C, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	473,735
Series C-2005, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	473,735

		184,407,831
New York 5.8%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	6,000,000	6,565,860
New York, Higher Education Revenue, Dormitory Authority, City University, Series B, 6.0%, 7/1/2014, INS: FGIC	1,095,000	1,112,137
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	18,462,675
Series C, 5.0%, 11/15/2038	15,000,000	15,890,400
Series D, 5.0%, 11/15/2038	13,635,000	14,480,097
Series E, 5.0%, 11/15/2042	10,140,000	10,601,877
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,769,910
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,376,020
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,223,124
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,120,583
Series F, 5.0%, 2/15/2035	5,000,000	5,362,900
Series A, 5.0%, 3/15/2038 (a)	8,750,000	9,562,175
Series C, 5.0%, 3/15/2041	10,000,000	10,580,300
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	3,185,000	3,273,862
New York, State Housing Finance Agency, 100 Maiden Lane Properties, Series A, 0.03% **, 5/15/2037, LIQ: Fannie Mae	2,125,000	2,125,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	48,003,300
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	5,740,613
Series A, 5.0%, 4/1/2032	4,000,000	4,356,240
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,579,552
Series TE, 5.0%, 12/15/2035	4,000,000	4,449,960
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	1,260,000	1,267,686
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.06% **, 12/1/2037, LOC: Citibank NA	2,320,000	2,320,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 0.03% **, 10/15/2041, LIQ: Fannie Mae	400,000	400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	13,143,000
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,394,441
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	12,200,288
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Fiscal 2014:
Series AA-4, 0.03% **, 6/15/2049, SPA: Bank of Montreal	10,600,000	10,600,000
Series AA-1, 0.03% **, 6/15/2050, SPA: JPMorgan Chase Bank NA	2,200,000	2,200,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D-1, 5.0%, 11/1/2038	10,000,000	10,726,500
New York, NY, General Obligation:
Series D-1, 5.0%, 10/1/2033	25,000,000	26,782,750
Series D-1, 5.0%, 10/1/2034	5,000,000	5,346,350
Series I-1, 5.375%, 4/1/2036	7,000,000	7,866,530
New York, NY, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2038	12,375,000	13,325,152
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,077,260

		293,286,542
North Carolina 1.8%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,653,525
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	29,269,792
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018, INS: AMBAC	8,775,000	10,426,192
Series B, 6.0%, 1/1/2022, INS: NATL	18,775,000	23,238,756
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	19,329,680
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	5,893,492

		89,811,437
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,664,279
Ohio 2.3%
Avon, OH, School District General Obligation, 6.5%, 12/1/2015, INS: AMBAC	940,000	1,012,502
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015, INS: NATL	845,000	905,781
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,027,680
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	625,000	625,519
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	551,955
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: NATL	265,000	295,581
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	16,260,004
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014, INS: AMBAC	570,000	566,397
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,027,980
Ohio, Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	16,216,668
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	13,643,838
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,034,670
Series B, 6.5%, 10/1/2020	2,250,000	2,656,530
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	420,000	483,496
Ohio, State Air Quality Development Authority, Valley Electric Corp., Series A, 0.03% **, 2/1/2026, LOC: Bank of Nova Scotia	3,570,000	3,570,000
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	7,817,925
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,279,280
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	14,566,416
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,156,428
Series A-1, 5.25%, 2/15/2031	9,375,000	10,403,156
Series A-1, 5.25%, 2/15/2032	7,500,000	8,280,525
Wayne, OH, School District General Obligation, 6.6%, 12/1/2016, INS: AMBAC	140,000	153,922

		116,536,253
Oklahoma 0.7%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	9,565,125
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL, LOC: State Street Bank & Trust Co.	21,370,000	24,335,942

		33,901,067
Pennsylvania 2.2%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	13,089,032
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014, INS: NATL	190,000	196,089
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: NATL	3,700,000	3,563,100
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	13,223,684
Pennsylvania, Commonwealth Financing Authority Revenue:
Series B, 5.0%, 6/1/2036	5,475,000	5,690,441
Series B, 5.0%, 6/1/2042	13,975,000	14,437,013
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,684,154
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	34,559,040
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,435,090
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014, INS: NATL	405,000	417,126
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,344,509
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,211,800
Series A, 5.25%, 1/1/2036	2,500,000	2,660,525
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014, INS: AMBAC	285,000	292,256
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014, INS: FGIC	20,000	20,645
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	5,921,366

		110,745,870
Puerto Rico 1.3%
Puerto Rico, Electric Power Authority Revenue, Series A, 6.75%, 7/1/2036	20,045,000	14,708,420
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	6,705,000	5,053,491
Series A, 5.5%, 8/1/2042	5,955,000	4,630,965
Series A, 6.0%, 8/1/2042	13,650,000	11,283,227
Series A, 6.375%, 8/1/2039	35,000,000	30,098,250

		65,774,353
Rhode Island 0.8%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	13,996,840
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,387,400
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015, INS: NATL	9,480,000	9,645,710
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,750,310

		42,780,260
South Carolina 1.7%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,575,486
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	7,877,625
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	2,017,132
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Series A, ETM, 6.5%, 1/1/2016, INS: FGIC	430,000	477,954
6.75%, 1/1/2019, INS: NATL	2,065,000	2,554,694
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,845,907
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	10,782,028
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	10,297,800
Series A, 5.375%, 1/1/2028	2,500,000	2,822,950
Series A, 5.75%, 12/1/2043	35,555,000	40,124,884

		85,376,460
South Dakota 0.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,144,000
South Dakota, State Health & Educational Facilities Authority, Regional Health, 0.04% **, 9/1/2027, LOC: U.S. Bank NA	3,300,000	3,300,000

		6,444,000
Tennessee 0.8%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	3,185,640
5.625%, 4/1/2038	4,550,000	4,829,870
5.75%, 4/1/2041	8,675,000	9,255,878
Shelby County, TN, General Obligation:
Zero Coupon, 8/1/2014	4,920,000	4,915,720
ETM, Zero Coupon, 8/1/2014	45,000	44,968
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	10,046,500
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019, GTY: The Goldman Sachs Group, Inc.	7,000,000	7,988,680
Series A, 5.25%, 9/1/2021, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,276,020

		42,543,276
Texas 10.0%
Austin, TX, Electric Utility Systems Revenue, 5.0%, 11/15/2037	7,080,000	7,571,989
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	4,923,242
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,790,628
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	5,000,000	6,445,700
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	20,100,893
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: NATL	21,030,000	22,955,717
Series B, 5.0%, 7/1/2032	3,510,000	3,712,036
Series A, 5.5%, 7/1/2039	10,000,000	11,124,400
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,368,597
Houston, TX, Utility Systems Revenue, First Lien:
Series D, 5.0%, 11/15/2036	7,000,000	7,544,530
Series B, 5.0%, 11/15/2038	3,370,000	3,662,887
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	20,675,600
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	7,098,455
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	13,068,729
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	17,532,900
First Tier, 6.0%, 1/1/2043	30,000,000	32,890,800
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	8,744,880
Series A, 6.0%, 9/1/2041	6,675,000	7,845,995
Red River, TX, Health Facilities Development Corp., Retirement Facility Revenue, Sears Methodist Retirement System, Inc., Obligation Group Project, Series A, 5.15%, 11/15/2027	2,274,000	1,856,243
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,289,100
5.0%, 8/15/2043	9,900,000	10,147,401
5.625%, 8/15/2035	10,000,000	10,723,200
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	20,214,336
Texas, Dallas/Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2035	11,470,000	12,036,159
Series D, 5.0%, 11/1/2035	24,425,000	25,630,618
Series D, AMT, 5.0%, 11/1/2038	19,355,000	19,655,583
Series A, 5.25%, 11/1/2038	20,000,000	21,204,200
Texas, Electric Revenue:
Zero Coupon, 9/1/2017, INS: NATL	5,880,000	5,650,621
ETM, Zero Coupon, 9/1/2017, INS: NATL	120,000	116,615
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016, INS: NATL	18,300,000	17,952,666
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	6,676,509
5.0%, 8/15/2035	6,130,000	6,710,327
5.0%, 8/15/2036	3,350,000	3,653,410
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2036	19,500,000	20,497,035
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	20,486,400
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.863% ***, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	19,800,000	16,387,074
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,000,000	24,003,400
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	375,000	370,249
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	5,575,000	6,400,434
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	2,750,000	3,103,678
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,667,192
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	2,250,000	2,309,445
5.0%, 12/15/2031	4,500,000	4,602,555
5.0%, 12/15/2032	21,215,000	21,621,904
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	5,797,656

		509,821,988
Utah 0.0%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015, INS: AMBAC	405,000	439,016
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	25,127

		464,143
Virginia 0.4%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	5,500,000	6,079,260
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	2,460,000	2,720,539
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,921,982
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015, INS: AMBAC	1,270,000	1,313,117

		19,034,898
Washington 3.0%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014, INS: NATL	12,685,000	12,677,389
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: NATL	6,725,000	6,459,363
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,179,860
Series A, 5.0%, 8/1/2032	2,500,000	2,711,675
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	8,862,995
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: NATL	4,535,000	4,434,504
Series B, 5.0%, 2/1/2033	5,000,000	5,472,050
Series 2011A, 5.0%, 8/1/2033	20,000,000	22,112,000
Series A, 5.0%, 8/1/2035	12,190,000	13,280,517
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	5,240,000	5,345,062
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,313,164
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	18,840,000	19,225,843
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	12,175,000	16,193,480
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,526,778
Series C, 5.0%, 6/1/2033	6,000,000	6,590,340
Series C, 5.0%, 6/1/2041	11,000,000	11,804,540

		153,189,560
Wisconsin 1.1%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,285,180
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,965,000	3,598,858
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	5,185,000	6,323,678
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	8,781,435
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, 5.0%, 8/15/2032	6,940,000	7,172,004
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	7,335,000	8,062,338
Wisconsin, State Health & Educational Facilities Authority Revenue, SSM Health Care Corp., Series A, 5.25%, 6/1/2034	2,000,000	2,104,840
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	13,854,663

		57,182,996

Total Municipal Bonds and Notes (Cost $4,464,748,548)		4,783,826,778
Municipal Inverse Floating Rate Notes (b) 12.4%
California 2.5%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	10,700,000	11,902,876
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 13.808%, 4/1/2014, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (c)	5,236,056	6,044,102
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (c)	3,742,268	4,319,787
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (c)	3,118,557	3,599,822
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 13.02%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (c)	15,620,000	17,515,799
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.23%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (c)	30,000,000	33,844,200
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.73%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (c)	30,000,000	35,048,100
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.84%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (c)	14,997,001	16,505,851
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.797%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		128,780,537
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (c)	22,000,000	25,042,380
Trust: District of Columbia, Series 3369, 144A, 20.23%, 6/1/2017, Leverage Factor at purchase date: 4 to 1
Florida 1.4%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (c)	30,130,000	34,263,232
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 44.139%, 7/1/2015, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (c)	3,740,000	4,112,727
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (c)	3,915,000	4,305,168
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (c)	4,122,500	4,533,347
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (c)	4,317,500	4,747,781
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (c)	16,470,000	18,111,395
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.391%, 1/1/2016, Leverage Factor at purchase date: 2 to 1

		70,073,650
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (c)	3,023,487	3,367,872
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (c)	3,300,848	3,676,826
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (c)	3,663,166	4,080,414
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.428%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

		11,125,112
Massachusetts 1.6%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (c)	20,000,000	22,877,800
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.13%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (c)	7,825,000	8,690,702
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (c)	3,000,000	3,331,899
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (c)	2,750,000	3,054,240
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 15.164%, 8/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (c)	20,000,000	22,330,800
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 44.15%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (c)	20,000,000	22,330,800
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 44.15%, 8/1/2015, Leverage Factor at purchase date: 10 to 1

		82,616,241
Nevada 1.4%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (c)	6,252,645	6,883,280
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (c)	6,565,277	7,227,444
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (c)	6,372,122	7,014,808
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.793%, 6/1/2016, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (c)	16,118,519	17,939,552
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (c)	16,841,398	18,744,100
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (c)	10,876,807	12,105,643
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.191%, 6/15/2015, Leverage Factor at purchase date: 2 to 1

		69,914,827
New York 1.0%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (c)	27,925,000	30,708,662
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 18.37%, 7/1/2016, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024, INS: AGMC (c)	19,425,000	22,007,083
Trust: New York, NY, Series 2008-1131, 144A, 9.362%, 10/1/2015, Leverage Factor at purchase date: 2 to 1

		52,715,745
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (c)	20,000,000	21,784,400
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 18.2%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
Ohio 0.8%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (c)	8,725,000	10,079,984
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (c)	8,725,000	10,079,983
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 18.22%, 9/1/2015, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (c)	6,032,233	6,577,978
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (c)	10,287,087	11,217,773
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.659%, 1/1/2016, Leverage Factor at purchase date: 3 to 1

		37,955,718
Tennessee 1.5%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (c)	20,800,000	24,128,416
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.29%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (c)	21,610,075	25,066,507
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.298%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (c)	21,793,305	25,281,741
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.285%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

		74,476,664
Texas 1.1%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (c)	10,000,000	10,993,200
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.43%, 4/1/2018, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (c)	5,500,000	6,135,195
Trust: Texas, Puttable Floating Option Tax Exempt Receipts, Series 4692, 144A, 9.6%, 10/1/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (c)	3,000,000	3,320,993
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (c)	7,425,000	8,219,458
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (c)	6,540,000	7,239,765
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (c)	7,000,000	7,748,983
Trust: San Antonio, TX, Series 2008-1150, 144A, 9.392%, 8/1/2015, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (c)	10,000,000	11,335,500
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 19.08%, 7/15/2015, Leverage Factor at purchase date: 4 to 1

		54,993,094

Total Municipal Inverse Floating Rate Notes (Cost $571,440,727)		629,478,368

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,036,189,275) †	106.4	5,413,305,146
Other Assets and Liabilities, Net	(6.4)	(325,670,254)

Net Assets	100.0	5,087,634,892

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2014.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2014.

†
The cost for federal income tax purposes was $4,642,084,584.  At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $388,084,746.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $431,592,108 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $43,507,362.

(a) At February 28, 2014, this security has been pledged, in whole or in part, as collateral for tender option bond trust.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(d)	$—	$5,413,305,146	$—	$5,413,305,146
Total	$—	$5,413,305,146	$—	$5,413,305,146

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2014